CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Construction in Progress, Gross	¥ 416,352	$ 63,992	¥ 0	$ 0